Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2024, to the current variable annuity and life prospectuses, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices for variable annuity contracts and life policies listed below

This Supplement updates certain information in the most recent prospectus, initial summary prospectuses, updating summary prospectuses, and modern alternative disclosure annual notices (collectively, the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed Combination involving certain Portfolios available in your contract or policy.

Combination. Subject to board and regulatory approval and any necessary conditions precedent, effective on or about the close of business on June 21, 2024 (the “Effective Date”), the class A shares of each Portfolio listed below will be combining into the class B shares of those substantially similar Portfolios. Therefore, on or about the Effective Date, the class B shares of those Portfolios will be available under your contract or policy and the class A shares of those Portfolios will no longer be available under your contract or policy. If you still have account value allocated to an investment option that invests in the class A shares of each Portfolio on the Effective Date, shares of the class A shares of each Portfolio held for you in the that investment option will be exchanged for shares of the class B shares of those Portfolios of equal value on the Effective Date. There will be no financial impact on your contract or policy.

Each investment option that invests in a class A share of the Portfolio will be closed to all transactions on the Effective Date.

Until on or about June 21, 2024, the below listed class A shares of these Portfolios will be available and, therefore, the following hereby amends the corresponding information in the “Appendix: Portfolio Companies available under the contract” or in the “Appendix: Investment options available under the policy” in your Prospectus. Please note that not all Portfolios listed below may be available currently under your contract or policy:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.33%	10.24%	7.24%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.47%	4.20%	3.38%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.05%	12.82%	7.94%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.52%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.74%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Allocation† — EIMG	1.18%		18.51%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.69%	5.27%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%	^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.93%	15.80%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.62%	15.63%	9.90%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	7.89%	2.58%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	1.10%	^	11.01%	4.79%	3.59%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.63%	1.05%	1.12%
Equity	EQ/Franklin Small Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%	^	14.01%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	21.36%	9.74%	6.29%
Asset Allocation	EQ/Growth Strategy† — EIMG	1.03%		16.49%	8.48%	6.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.76%	7.95%	3.54%

New Biz/Inforce/MAD Notices – Annuities/Life	Catalog No. 800142
#759674

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.62%	7.62%	3.03%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.02%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.84%	11.75%	7.95%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		16.96%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.34%	12.84%	11.29%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.95%	14.17%	10.13%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.90%		23.87%	14.24%	10.57%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.56%	18.62%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		38.99%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.67%	10.16%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.02%	10.78%	7.83%
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.64%	15.65%	13.25%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.23%	9.27%	6.10%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.14%	10.36%	7.21%
AssetAllocation	EQ/Moderate-Plus Allocation† — EIMG	1.13%		15.24%	8.08%	5.66%
FixedIncome	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.68%	1.64%	1.26%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.74%	10.07%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.55%	10.05%	6.91%
FixedIncome	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%	^	5.04%	0.61%	1.20%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.52%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

Please note that you may transfer account value out of the investment option that invests in the above class A shares of each Portfolio into any other investment option available under your contract or policy any time prior to the Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your contract or policy. Also, for a period of 60 days after the Effective Date, any account value that was transferred to the investment option that invests in the class B share of the Portfolio as a result of the Combination can be transferred into any other investment option available under your contract or policy free of charge and will not count as one of your annual free transfers. Please refer to your Prospectus for detailed information about investment options.

On or about the Effective Date:

—

The class A share of each Portfolio under your contract or policy will be removed as an investment option, and the corresponding class B share of the Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). If you have account value allocated to the investment option that invests in the class A share of the Portfolio, your contract or policy will be automatically credited with interest in the corresponding investment option that invests in the class B share of the Portfolio. Your interest in the class B share of the Portfolio immediately after the Combination will be equal to your interest in the removed class A share of the Portfolio immediately prior to the Combination.

—	You will not bear any of the expenses related to the Combination, and the Combination will not result in any tax consequences for you.

—

All allocation elections and instructions that include the class A share of the Portfolio(s) will be automatically updated to replace the class A share of the Portfolio(s) with the corresponding class B share of the Portfolio(s) unless you instruct us otherwise.

2

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date. No action is required on your part. For more information, please contact your financial professional or contact our customer service representative.

Variable Annuity and Life Products List by Portfolio

Target Portfolio	Contract or Policy
1290 VT Equity Income

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Survivorship 2000SM

1290 VT GAMCO Mergers & Acquisitions 1290 VT GAMCO Small Company Value

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life COLI; Incentive Life COLI ’04;

1290 VT Socially Responsible	Life Policies: Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Survivorship Incentive LifeSM ’02

EQ/AB Small Cap Growth

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; MomentumSM Plus; Variable Immediate Annuity; Retirement Investment Account®

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Aggressive Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Moderate-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/All Asset Growth Allocation	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Capital Group Research

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

3

Target Portfolio	Contract or Policy

EQ/ClearBridge Large Cap Growth ESG	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Clearbridge Select Equity Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Conservative Allocation EQ/Conservative-Plus Allocation	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

EQ/Core Bond Index	Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Franklin Small Cap Value Managed Volatility	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

EQ/Global Equity Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/International Core Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Incentive Life® ’02; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/International Value Managed Volatility EQ/Large Cap Growth Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Invesco Comstock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Invesco Global	Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

4

Target Portfolio	Contract or Policy

EQ/Janus Enterprise

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Growth Stock

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/JPMorgan Value Opportunities

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Survivorship Incentive LifeSM ’02

EQ/Large Cap Core Managed Volatility	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Growth Index EQ/Mid Cap Index EQ/Value Equity

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: IL Protector; Incentive Life® ’02; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Large Cap Value Managed Volatility

Annuity Products: EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; MomentumSM; MomentumSM Plus; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E; Variable Immediate Annuity; Retirement Investment Account®; 300+ Series

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

5

Target Portfolio	Contract or Policy

EQ/Loomis Sayles Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® 19 Series E

Life Policies: Corporate Owned Incentive Life®; IL Protector; Incentive Life COLI; Incentive Life COLI ’04; Survivorship 2000SM

EQ/MFS International Growth

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

EQ/Mid Cap Value Managed Volatility

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life COLI; Incentive Life COLI ’04; Incentive Life Legacy®; Incentive Life Optimizer®; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’99; Survivorship Incentive LifeSM ’02; Survivorship Incentive LifeSM Legacy

EQ/PIMCO Ultra Short Bond

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life® ’02; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ’02

EQ/Small Company Index

Annuity Products: Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15.0 Series E; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15A Series E; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 15B Series E; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone® Series 19 Series E

Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; IL Protector; Incentive Life ’02; Incentive Life COLI; Incentive Life COLI ’04; Paramount LifeSM; Survivorship 2000SM; Survivorship Incentive LifeSM ‘02

Multimanager Core Bond	Life Policies: Corporate Owned Incentive Life®; Corporate Sponsored Variable Universal Life; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

Multimanager Technology	Life Policies: Corporate Owned Incentive Life®; Incentive Life® ’02; Incentive Life COLI ’04; Paramount LifeSM; Survivorship Incentive LifeSM ’02

6

Retirement Cornerstone® Series 17 Series E

Equitable Financial Life Insurance Company of America

Issued through: Equitable America Variable Account No. 70A

Contract Classes: Series E

Summary Prospectus for New Investors

May 1, 2024

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. Before you invest, you should also review the statutory prospectus (the “Prospectus”) for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at www.equitable.com/ICSR#EQH157169. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Cornerstone® Series 17 are variable and fixed individual and group flexible premium deferred annuity contracts. This Summary Prospectus only describes Retirement Cornerstone® Series E (“Series E”). The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

You invest to accumulate value on a tax-deferred basis in one or more of our investment options: (i) variable investment options listed in Appendix “Portfolio Companies available under the contract”, (ii) the guaranteed interest option, or (iii) the account for dollar cost averaging.

The Retirement Cornerstone® Series E contract is available only through an exchange program under which certain existing variable annuity contracts issued by the Company (“Prior Contracts”) may be exchanged for this contract. Only permitted exchanges, roll-overs or transfers from Prior Contracts are allowed as contributions. No other source of contribution is permitted.

You may cancel your contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total account value. You should review the Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

We reserve the right to stop accepting any application or contribution from you at any time, including after you purchase the contract. If you have one or more Guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s). This means that if you have not yet allocated amounts to the Protected Benefit account variable investment options, you may not be able to fund your Guaranteed benefit(s) at all. This also means that if you have already funded your Guaranteed benefits, you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Important information you should consider about the contract

FEES AND EXPENSES
Transaction Charges

You may be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract(1)	1.30%	1.30%
Investment options (Portfolio fees and expenses)(2)	0.57%	2.65%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.35%	2.30%

(1)  Expressed as an annual percent of daily net assets in the variable investment options.

(2)  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

(3)  Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assume that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $1,720	Highest Annual Cost $7,157

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive combination of contract and Portfolio fees and expenses

•   No optional benefits

•   No sales charge

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits (GMIB and Highest Anniversary Value death benefit) and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Risk of Loss	The contract is subject to the risk of loss. You could lose some or all of your account value. For additional information about the risk of loss see “Principal risks of investing in the contract”.
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Investments

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, and restrictions or limitations with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transferring your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolio of the Trusts” in “Purchasing the Contract” in the Prospectus.

Optional Benefits

At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in Benefits available under the contract” in the Prospectus.

TAXES
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Overview of the Contract

Purpose of the Contract

The contract is designed to help you accumulate assets through investments in underlying Portfolios and the guaranteed interest option during the accumulation phase. It can provide or supplement your retirement income by providing a stream of income payments during the annuity phase. It also provides death benefits to protect your beneficiaries and living benefits to protect your access to income. The contract may be appropriate if you have a long-term investment horizon. It is not intended for people who may need to access invested funds within a short-term timeframe or frequently, or who intend to engage in frequent transfers of the underlying Portfolios.

The contract is available only through an exchange program under which Prior Contracts may be exchanged for this contract. See “Exchange Program” in “Purchasing the Contract” in the Prospectus for more information.

Phases of the Contract

The contract has two phases: an accumulation (savings) phase and an income (annuity) phase.

Accumulation (Savings) Phase

During the accumulation phase, you can allocate your contributions to one or more of the available investment options, which include:

•	Protected Benefit account variable investment options (used to fund Guaranteed benefits);

•	Investment account variable investment options;

•	Guaranteed interest option; and

•	the account for dollar cost averaging.

For additional information about each underlying Portfolio see Appendix “Portfolio Companies available under the contract.”

Income (Annuity) Phase

You enter the income phase when you annuitize your contract. During the income phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. You can elect to receive annuity payments (1) for life; (2) for life with a certain minimum number of payments; or (3) for life with a certain amount of payment. Please note that when you annuitize, your investments are converted to income payments and you will no longer be able to make any additional withdrawals from your contract. All accumulation phase benefits terminate upon annuitization and the contract has a maximum annuity commencement date.

Contract Features

The contract provides for the accumulation of retirement savings and income. The contract offers income and death benefit protection, and offers various payout options.

Access to Your Money

During the accumulation phase you can take withdrawals from your contract. Withdrawals will reduce your account value and may be subject to withdrawal charges, income taxes and a tax penalty if you are younger than 59 1/2. Withdrawals may also reduce (possibly on a greater than dollar-for-dollar basis) or terminate any guaranteed benefits.

Death Benefits

Your contract includes a standard death benefit that pays your beneficiaries an amount equal to your Investment account value. For an additional fee, you can purchase other death benefits called Guaranteed minimum death benefits (“GMDBs”) that provide different minimum payment guarantees.

Living Benefits

A living benefit called the Guaranteed Minimum Income Benefit (“GMIB”) is available with the contract for an additional charge. The GMIB is a benefit that guarantees, subject to certain restrictions, annual lifetime payments or “Lifetime GMIB payments”. The minimum guarantee provided by this benefit may never come into effect.

Rebalancing and Dollar Cost Averaging

You can elect to have your account value automatically rebalanced at no additional charge. We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. You can also elect to allocate your investments using a dollar cost averaging program at no additional charge. Generally, you may not elect both a dollar cost averaging program and a rebalancing option.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue, including some described in this Prospectus, is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

You should work with your financial professional to decide whether one or more optional benefits are appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35%(1)		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
RMD Wealth Guard Death Benefit	Allows required minimum distributions without reducing the benefit base.	Optional	1.20%(1)(2) 2.00%(1)(3)	0.60%(1)(2) 1.00%(1)(3)	• Available only at contract purchase • Withdrawals could significantly reduce benefit • Subject to restrictions on investment options

“Greater of” Death Benefit	Guarantees the beneficiaries will receive at least the greater of the Roll-up benefit base and the Highest Anniversary Value benefit base.	Optional	2.30%	1.15%	• Restricted to owners of certain ages • Available only at contract purchase • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
(1)	Expressed as an annual percentage of the benefit base.
(2)	Issue ages 20-64.
(3)	Issue ages 65-68.

Living Benefit

This living benefit is available the during accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.30%(1)	1.15%(1)

•   Restricted to owners of certain ages

•   Cannot be elected with the RMD Wealth Guard Death Benefit

•   Excess withdrawals could significantly reduce or terminate benefit

•   Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I(1) and Option II(2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifer)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing
(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Buying the Contract

You may purchase a contract by making payments to us that we call “contributions.” We can refuse to accept an application from you or any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The only source of contributions that are permitted to be made to a contract is an exchange (which includes an exchange, rollover or transfer, as applicable, for federal income tax purposes) from certain EQUI-VEST®, Accumulator® and Structured Capital Strategies® contracts previously issued by the Company, which may be eligible to exchange, rollover or transfer to a Retirement Cornerstone® Series E contract. See “Exchange Program” in “Purchasing the Contract” in the Prospectus for more information.

Maximum issue age

The maximum issue age for non-qualified and IRA contracts is 80. The maximum issue age for qualified plan contracts is 75.

Minimum initial and subsequent contribution amounts

The minimum initial contribution is generally $25,000. Each subsequent contribution generally must be at least $500 ($50 for Traditional and Roth IRAs).

Limitations on contributions to the contract

We reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements, including contributions and/or transfers into your Protected Benefit account. This means that if you have one or more Guaranteed benefits, there would no longer be any increases from contributions or transfers in the Protected Benefit account value and the benefit bases associated with the Guaranteed benefits, and if you have not allocated amounts to the Protected Benefit account, you may not be able to fund your Guaranteed benefits at all.

When initial and subsequent contributions are credited

Initial Contribution

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

Subsequent Contributions

If we receive a subsequent contribution before the close of the NYSE (typically 4:00 pm eastern), we will credit that contribution that day. If we receive your subsequent contribution after the close of the NYSE, your contribution will be applied the next business day.

Additional limitations on contributions to the contract

Additional limitations on contributions and the source of contributions apply based on the type of contract, such as non-qualified or particular types of IRAs. Please see the tables in the “Rules regarding contributions to your contract” appendix to the Prospectus for detailed information. You can obtain the Prospectus by calling the number or accessing the website noted on the first page of this summary.

Making Withdrawals: Accessing the Money in Your Contract

Accessing your money

You have several ways to access your account value before annuity payments begin. You may take partial withdrawals from your contract at any time or, depending on your specific situation, set up an automatic payment plan, a systematic withdrawal plan, a substantially equal withdrawals plan or a lifetime RMD payments plan. You may also surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while an annuitant is living) and before you begin to receive annuity payments (Lifetime GMIB payments or otherwise). If we receive a withdrawal or surrender request in good order before the close of the NYSE (typically 4:00 pm eastern), we will process the request that day. If we receive the request after the close of the NYSE, we will process the request on the next business day. We will generally send you the full requested withdrawal amount and deduct any applicable withdrawal charges from account value unless your request otherwise.

Withdrawals will reduce your account value and may be subject to withdrawal charges, income taxes and a tax penalty if you are younger than 59 1/2. Withdrawals may also reduce (possibly on a greater than dollar-for-dollar basis) or terminate any guaranteed benefits. Surrenders also may be subject to withdrawal charges, income taxes and a tax penalty if you are younger than 59 1/2.

Please see “Accessing your money” in the Prospectus for more information on the ways you may withdraw your account value.

When to expect payments

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the business day the transaction request is received by us in good order. These transactions may include applying proceeds to a payout annuity, transfers payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge, if applicable) and, upon surrender, payment of the cash value.

Additional Information About Fees

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses”. Please refer to your contract specifications page for more information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Series E
Sales Load Imposed on Purchases	None
Transfer Fee(1)	$35
Third Party Transfer or Exchange Fee(2)	$125
Special Service Charges(3)	$90

(1)

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(2)

Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(3)

Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Series E
Annual Administrative Charge(1)	$30(1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%
Optional Benefits Expenses (as a percentage of the benefit base)(2)(3):

Guaranteed minimum death benefit charges

Return of Principal death benefit	No Additional Charge

Highest Anniversary Value death benefit	0.35%

RMD Wealth Guard death benefit	2.00%(4)

“Greater of” death benefit	2.30%(5)

Guaranteed minimum income benefit charge	2.30%(6)

(1)

The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)

The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)

Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)

Maximum charge of 1.20% if you were 20-64 on the contract issue date and 2.00% if you were 65-68. The current charge is equal to 0.60% (if you were age 20-64 on your contract date) or 1.00% (if you were age 65-68 on your contract date) of the RMD Wealth Guard death benefit base in effect each contract date anniversary. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit” in “Charges and expenses”.

(5)

The current charge is equal to 1.15%. We reserve the right to increase or decrease this charge at any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” and “Greater of death benefit” in “Charges and expenses”.

(6)

The current charge is equal to 1.15% of the GMIB benefit base in effect on each contract date anniversary. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase the charge for this benefit up to a maximum of 2.30%. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(*)	0.57%	2.65%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)(*)	0.54%	2.36%

(*)

“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the “Greater of” death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesE	$7,719	$24,144	$42,020	$94,330	$7,719	$24,144	$42,020	$94,330

Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157169. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91%	^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Micro Cap(1) — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	7.62%	11.41%	—
Asset Allocation	1290 VT Moderate Growth AllocationΔ — EIMG	1.10%	^	16.31%	—	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value(1) — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG(1) — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Asset Allocation	EQ/AB Dynamic Aggressive GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%	^	16.81%	7.12%	—
Asset Allocation	EQ/AB Dynamic GrowthΔ — EIMG; AllianceBernstein L.P.	1.15%	^	15.00%	6.40%	—
Asset Allocation	EQ/AB Dynamic Moderate GrowthΔ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Growth Strategy(1)† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/American Century Moderate Growth AllocationΔ — EIMG; American Century Investment Management, Inc.	1.15%	^	15.62%	—	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/ClearBridge Large Cap Growth ESG(1) — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility(1)† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.51%	1.94%	1.60%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Asset Allocation	EQ/Franklin Moderate AllocationΔ — EIMG; Franklin Advisers, Inc.	1.15%	^	12.27%	4.28%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	12.13%	13.88%	—
Asset Allocation	EQ/Goldman Sachs Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	17.62%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth AllocationΔ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	13.97%	5.55%	—
Asset Allocation	EQ/Growth Strategy† — EIMG	1.03%		16.47%	8.47%	6.14%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Asset Allocation	EQ/Invesco Moderate AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15%	^	11.89%	5.48%	—
Asset Allocation	EQ/Invesco Moderate Growth AllocationΔ — EIMG; Invesco Advisers, Inc.	1.15%	^	15.57%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Asset Allocation	EQ/JPMorgan Growth AllocationΔ — EIMG; J.P. Morgan Investment Management Inc.	1.15%	^	13.86%	6.97%	—
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities(1) — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value(1) — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology(1) — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26%	^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87%	^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	3.99%	9.94%	—

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This investment option is only available if you purchased your contract on or after approximabely October 22, 2018.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	American Funds Insurance Series® Global Small Capitalization Fund(1) — Capital Research and Management Company	1.16%	^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® New World Fund® — Capital Research and Management Company	1.07%	^	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited; BlackRock (Singapore) Limited	1.02%	^	12.49%	7.39%	4.63%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.04%	^	52.47%	16.05%	13.38%
Equity	ClearBridge Variable Appreciation Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.97%		19.39%	13.79%	—
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%		12.62%	10.46%	6.83%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.17%		11.21%	4.13%	3.22%
Equity	Fidelity® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%		14.80%	12.17%	7.86%
Fixed Income	Fidelity® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.90%		9.18%	3.47%	3.10%
Asset Allocation	First Trust Multi Income Allocation Portfolio — First Trust Advisors L.P.; Stonebridge Advisors LLC; Energy Income Partners, LLC	1.14%	^	8.94%	6.25%	—
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio — First Trust Advisors L.P.	1.19%		10.51%	7.23%	6.53%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	14.61%	7.57%	4.75%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.71%	^	8.62%	6.98%	5.01%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		20.66%	—	—
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		8.77%	9.53%	7.53%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		10.24%	9.64%	6.78%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%		6.55%	3.14%	3.49%
Asset Allocation	Macquarie VIP Asset Strategy Series(1)(2) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.85%	^	13.90%	8.27%	3.48%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	Macquarie VIP High Income Series(3) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Specialty	PIMCO CommodityRealReturn® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%	^	-7.93%	8.46%	-0.90%
Fixed Income	PIMCO Income Portfolio(4) — Pacific Investment Management Company LLC	1.13%		8.14%	3.22%	—
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.68%		10.14%	9.59%	7.42%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35%	^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	2.88%	-2.13%	-0.66%
Specialty	VanEck VIP Global Resources Fund(1) — Van Eck Associates Corporation	1.36%		-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)	This investment option is only available if you purchased your contract before approximately October 22, 2018.
(2)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP Asset Strategy which may continue to be used in certain documents for a period of time after the date of this prospectus.

(3)

This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

(4)	This investment is only available if you purchased your contract on or after approximately October 22, 2018.

Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
1290 VT Moderate Growth Allocation	EQ/Franklin Moderate Allocation
EQ/AB Dynamic Aggressive Growth	EQ/Goldman Sachs Growth Allocation
EQ/AB Dynamic Growth	EQ/Goldman Sachs Moderate Growth Allocation
EQ/AB Dynamic Moderate Growth	EQ/Growth Strategy
EQ/Aggressive Growth Strategy	EQ/Invesco Moderate Allocation
EQ/American Century Moderate Growth Allocation	EQ/Invesco Moderate Growth Allocation
EQ/Balanced Strategy	EQ/JPMorgan Growth Allocation
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Strategy

Retirement Cornerstone® Series 17 Series E

Issued by

Equitable Financial Life Insurance Company of America

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Retirement Cornerstone® Series 17 Series E, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A. The Prospectus and SAI each dated May 1, 2024 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH157169.

Class/Contract Identifier: C000247525

(#607770)